NOTES PAYABLE	12 Months Ended
Dec. 31, 2017
Short-term Debt [Abstract]
NOTES PAYABLE
NOTES PAYABLE

	2017		2016
(millions of Canadian $, unless otherwise noted)	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31

Canadian	884	1.6%	509	0.9%
U.S. (2017 – US$688; 2016 – US$197)	862	2.2%	265	0.5%
MXN (2017 – MXN$275)	17	8.0%	—	—
	1,763		774

At December 31, 2017, Notes payable consists of short-term borrowing by TCPL, TransCanada American Investments Ltd. (TAIL), TransCanada PipeLine USA Ltd. (TCPL USA), Columbia and a Mexican subsidiary.
At December 31, 2017, total committed revolving and demand credit facilities were $11.0 billion (2016 – $11.1 billion). When drawn, interest on these lines of credit is charged at negotiated floating rates of Canadian and U.S. banks, and at other negotiated financial bases. These unsecured credit facilities included the following:

at December 31
(billions of Canadian $, unless otherwise noted)			2017		2016
Borrower	Description	Matures	Total Facilities	Unused Capacity	Total Facilities

Committed, syndicated, revolving, extendible, senior unsecured credit facilities[1]:
TCPL	Supports TCPL's Canadian dollar commercial paper program and for general corporate purposes	December 2022	3.0	3.0	3.0
TCPL	Supports TCPL's U.S. dollar commercial paper program and for general corporate purposes	December 2018	US 2.0	US 2.0	US 2.0
TCPL USA	Used for TCPL USA general corporate purposes, guaranteed by TCPL	December 2018	US 1.0	US 0.6	US 1.0
Columbia	Used for Columbia general corporate purposes, guaranteed by TCPL	December 2018	US 1.0	US 1.0	US 1.0
TAIL	Supports TAIL's U.S. dollar commercial paper program and for general corporate purposes, guaranteed by TCPL	December 2018	US 0.5	US 0.5	US 0.5

Demand senior unsecured revolving credit facilities[1]:
TCPL/TCPL USA	Supports the issuance of letters of credit and provides additional liquidity; TCPL USA facility guaranteed by TCPL	Demand	1.9	0.5	1.9
Mexican subsidiary	Used for Mexico general corporate purposes, guaranteed by TCPL	Demand	MXN 5.0	MXN 4.7	—

1
Provisions of various credit arrangements with the Company's subsidiaries can restrict their ability to declare and pay dividends or make distributions under certain circumstances. If such restrictions apply, they may, in turn, have an impact on the Company's ability to declare and pay dividends on common and preferred shares. These credit arrangements also require the Company to comply with various affirmative and negative covenants and maintain certain financial ratios. At December 31, 2017, the Company was in compliance with all debt covenants.

For the year ended December 31, 2017, the cost to maintain the above facilities was $7 million (2016 – $10 million; 2015 – $11 million).
At December 31, 2017, the Company's operated affiliates had an additional $0.5 billion (2016 – $0.5 billion) of undrawn capacity on committed credit facilities.